Income Taxes - Summary of Income Tax Rate (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Charges recorded in income tax expenses related to Austrian tax reform	$ 32